PowerShares QQQ Trust, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2009

OBJECTIVE:

The PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking Stock. The Trust holds all of the component securities of the Nasdaq-100 Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Nasdaq-100 Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ Trust, Series 1

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Supplement Information (Unaudited)	16

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the PowerShares QQQ Trust, Series 1

We have audited the accompanying statement of assets and liabilities of the PowerShares QQQ Trust, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2009, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PowerShares QQQ Trust, Series 1 at September 30, 2009, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 7, 2010

PowerShares QQQ Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Apple, Inc.*	13,763,774	$2,551,390,786
QUALCOMM, Inc.	22,085,008	993,383,660
Microsoft Corp.	33,779,524	874,551,876
Google, Inc., Class A*	1,621,600	804,070,360
Cisco Systems, Inc.*	22,697,382	534,296,372
Oracle Corp.	23,036,153	480,073,429
Gilead Sciences, Inc.*	9,808,101	456,861,345
Intel Corp.	21,592,489	422,565,010
Research In Motion Ltd.*	6,254,160	422,468,508
Teva Pharmaceutical Industries Ltd. - ADR	8,128,564	410,980,196
Amgen, Inc.*	5,213,733	314,023,139
Amazon.com, Inc.*	3,158,213	294,850,766
Celgene Corp.*	5,008,338	279,966,094
Comcast Corp., Class A	15,896,571	268,493,084
eBay, Inc.*	10,605,572	250,397,555
Starbucks Corp.*	11,288,777	233,113,245
DIRECTV Group, Inc./The*	7,832,276	216,014,172
Genzyme Corp.*	3,732,699	211,756,014
Express Scripts, Inc.*	2,697,982	209,309,444
News Corp., Class A	15,669,859	187,881,609
Adobe Systems, Inc.*	5,667,540	187,255,522
Biogen Idec, Inc.*	3,458,748	174,735,949
PACCAR, Inc.	4,485,611	169,152,391
Activision Blizzard, Inc.*	12,502,378	154,904,463
Symantec Corp.*	9,379,275	154,476,659
Automatic Data Processing, Inc.	3,908,812	153,616,312
Bed Bath & Beyond, Inc.*	3,879,643	145,641,798
Costco Wholesale Corp.	2,523,146	142,456,823
Broadcom Corp., Class A*	4,381,799	134,477,411
Yahoo!, Inc.*	7,431,700	132,358,577
Intuit, Inc.*	4,482,513	127,751,621
Apollo Group, Inc., Class A*	1,709,331	125,926,415
First Solar, Inc.*	816,525	124,814,011
Staples, Inc.	5,345,689	124,126,899
CA, Inc.	5,542,512	121,879,839
Cognizant Technology Solutions Corp., Class A*	3,147,716	121,690,701
Dell, Inc.*	7,918,064	120,829,657
Baidu, Inc.*	291,108	113,837,783
Paychex, Inc.	3,773,362	109,616,166
Intuitive Surgical, Inc.*	417,349	109,449,775

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2009

Common Stock	Shares	Value
CH Robinson Worldwide, Inc.	1,831,332	$105,759,423
Marvell Technology Group Ltd.*	6,507,617	105,358,319
Wynn Resorts Ltd.*	1,478,340	104,799,523
NetApp, Inc.*	3,874,000	103,358,320
Juniper Networks, Inc.*	3,794,837	102,536,496
Fiserv, Inc.*	2,126,576	102,500,963
Applied Materials, Inc.	7,593,745	101,756,183
Xilinx, Inc.	4,033,707	94,469,418
Citrix Systems, Inc.*	2,395,928	93,992,255
Altera Corp.	4,557,606	93,476,499
Life Technologies Corp.*	1,966,241	91,528,519
Linear Technology Corp.	3,272,428	90,417,186
Sears Holdings Corp.*	1,368,338	89,366,155
Nvidia Corp.*	5,925,311	89,057,424
Millicom International Cellular SA*	1,156,407	84,117,045
Seagate Technology	5,442,306	82,777,474
Kla-Tencor Corp.	2,278,300	81,699,838
Expeditors International of Washington, Inc.	2,293,831	80,628,160
Vertex Pharmaceuticals, Inc.*	2,083,278	78,956,236
Garmin Ltd.	2,048,519	77,311,107
Expedia, Inc.*	3,126,325	74,875,484
Flextronics International Ltd.*	9,691,781	72,300,686
Sigma-Aldrich Corp.	1,288,571	69,557,063
Electronic Arts, Inc.*	3,592,440	68,435,982
Ross Stores, Inc.	1,410,857	67,396,639
Cerner Corp.*	889,232	66,514,554
Liberty Media Corp. - Interactive*	6,018,510	66,023,055
Check Point Software Technologies*	2,270,790	64,376,897
Autodesk, Inc.*	2,636,946	62,759,315
Cintas Corp.	2,019,151	61,200,467
Fastenal Co	1,564,001	60,526,839
Maxim Integrated Products, Inc.	3,318,043	60,189,300
Warner Chilcott PLC, Class A*	2,757,442	59,615,896
Infosys Technologies Ltd.	1,184,479	57,435,387
Illumina, Inc.*	1,342,449	57,054,083
Urban Outfitters, Inc.*	1,833,049	55,303,088
Henry Schein, Inc.*	990,313	54,378,087
O'Reilly Automotive, Inc.*	1,501,737	54,272,775
DENTSPLY International, Inc.	1,571,145	54,267,348
Joy Global, Inc.	1,105,912	54,123,333

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2009

Common Stock	Shares	Value
NII Holdings, Inc.*	1,777,632	$53,293,407
Lam Research Corp.*	1,440,503	49,207,582
FLIR Systems, Inc.*	1,746,451	48,848,234
Hologic, Inc.*	2,972,207	48,565,862
Stericycle, Inc.*	984,171	47,683,085
VeriSign, Inc.*	2,003,074	47,452,823
Cephalon, Inc.*	801,077	46,654,724
Foster Wheeler AG*	1,454,877	46,425,125
DISH Network Corp., Class A*	2,369,130	45,629,444
JB Hunt Transport Services, Inc.	1,396,484	44,869,031
Microchip Technology, Inc.	1,675,228	44,393,542
Steel Dynamics, Inc.	2,444,072	37,492,064
Ryanair Holdings PLC*	1,280,599	37,188,595
Hansen Natural Corp.*	987,722	36,288,906
Akamai Technologies, Inc.*	1,819,453	35,806,835
Logitech International SA*	1,939,530	35,648,561
Patterson Cos, Inc.*	1,292,081	35,209,207
Liberty Global, Inc., Class A*	1,520,138	34,309,515
IAC/InterActiveCorp*	1,504,080	30,367,375
Pharmaceutical Product Development, Inc.	1,265,677	27,768,953
Total Investments (Cost $22,756,317,818)		$17,093,021,127

*  Non-income producing security for the year ended September 30, 2009.

ADR - American Depository Receipts

The securities of the PowerShares QQQ Trust, Series 1 (the "Trust") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Computers	$3,495,599,394	20.45%
Software	2,404,996,716	14.07%
Internet	2,004,517,272	11.73%
Telecommunications	1,767,626,980	10.34%
Biotechnology	1,664,881,379	9.74%
Semiconductors	1,367,067,712	8.00%
Retail	911,677,422	5.33%
Media	752,327,824	4.40%
Pharmaceuticals	726,560,260	4.25%
Commercial Services	416,927,846	2.44%

PowerShares QQQ Trust, Series 1
Schedule of Investments (continued)
September 30, 2009

Industry Classification	Value	Percentage
Healthcare-Products	$301,870,279	1.77%
Transportation	231,256,614	1.35%
Electronics	198,460,027	1.16%
Auto Manufacturers	169,152,391	0.99%
Energy-Alternate Sources	124,814,011	0.73%
Lodging	104,799,523	0.61%
Chemicals	69,557,063	0.41%
Textiles	61,200,467	0.36%
Distribution/Wholesale	60,526,839	0.35%
Machinery-Construction & Mining	54,123,333	0.32%
Environmental Control	47,683,085	0.28%
Engineering & Construction	46,425,125	0.27%
Iron/Steel	37,492,064	0.22%
Airlines	37,188,595	0.22%
Beverages	36,288,906	0.21%
Total	$17,093,021,127	100.00%

The inputs used to measure the fair value of the Trust's investments fall within a three-tier hierarchy. A summary of the three broad tiers is listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following summarizes the valuation of the Trust's investments by the above fair value hierarchy as of September 30, 2009.

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$17,093,021,127	*	$—	$—	$17,093,021,127
Total	$17,093,021,127		$—	$—	$17,093,021,127

*  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statement of Assets and Liabilities

September 30, 2009
Assets:
Investments in securities, at value (cost $22,756,317,818)	$17,093,021,127
Cash	22,330,967
Dividends receivable	3,244,336
Receivable from units created	606,182,308
Receivable for securities sold	480,139,191
Total Assets	$18,204,917,929
Liabilities:
Payable for securities purchased	$606,357,143
Distribution payable	16,968,388
Payable to Sponsor	2,811,874
Payable to Licensor	3,543,872
Payable to Trustee	861,338
Payable for units redeemed	480,002,792
Accrued expenses	480,767
Total Liabilities	1,111,026,174
NET ASSETS	$17,093,891,755
Net Assets Represented By:
Paid in capital	$42,768,714,364
Distributions in excess of net investment income	(8,391,006)
Accumulated net realized loss on investments transactions	(20,003,134,912)
Net unrealized depreciation of investments	(5,663,296,691)
NET ASSETS	$17,093,891,755
Shares of beneficial interest outstanding, unlimited shares authorized:	404,250,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$42.29

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2009	2008	2007
Investment income:
Dividend income*	$97,559,395	$94,590,183	$95,387,245
Expenses:
Trustee fees	8,699,111	11,608,367	11,397,559
Marketing expenses	5,273,405	7,629,379	11,849,167
Licensing fees	12,169,883	16,461,099	11,897,574
Professional fees	193,965	319,045	461,819
Other fees and expenses	663,419	738,990	385,746
Total expenses	26,999,783	36,756,880	35,991,865
Net investment income	70,559,612	57,833,303	59,395,380
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(2,271,894,717)	(1,520,496,556)	(1,142,874,450)
Net realized gain (loss) on in-kind redemptions	(437,040,122)	2,439,414,647	1,532,785,602
Net change in unrealized appreciation/ depreciation of investments	3,213,389,421	(5,928,173,912)	3,707,799,079
Net realized and unrealized gain (loss) on investments	504,454,582	(5,009,255,821)	4,097,710,231
Net increase (decrease) in net assets resulting from operations	$575,014,194	$(4,951,422,518)	$4,157,105,611

*  Net of foreign tax withholding of $840,309, $536,102, and $0 for the years ended September 30, 2009, 2008 and 2007, respectively

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2009	2008	2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$70,559,612	$57,833,303	$59,395,380
Net realized gain (loss) on investment transactions	(2,708,934,839)	918,918,091	389,911,152
Net change in unrealized appreciation/depreciation of investments	3,213,389,421	(5,928,173,912)	3,707,799,079
Net increase (decrease) in net assets resulting from operations	575,014,194	(4,951,422,518)	4,157,105,611
Distributions to Unitholders from:
Net investment income	(71,964,054)	(58,565,388)	(58,620,792)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking Stock shares	48,301,844,499	88,402,911,469	69,717,097,856
Less redemptions of PowerShares QQQ Index Tracking Stock shares	(49,801,965,134)	(85,859,918,204)	(71,213,078,324)
Increase (decrease) in net assets due to unitholder transactions	(1,500,120,635)	2,542,993,265	(1,495,980,468)
Total increase (decrease)	(997,070,495)	(2,466,994,641)	2,602,504,351
Net Assets:
Beginning of year	18,090,962,250	20,557,956,891	17,955,452,540
End of year*	$17,093,891,755	$18,090,962,250	$20,557,956,891

*  Includes distributions in excess of net investment income of $(8,391,006), $(6,986,564) and $(6,254,479) at September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Financial Highlights

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net Asset Value, beginning of year	$39.20	$51.41	$40.65	$39.47	$35.13
Investment Operations:
Net investment income(1)	0.17	0.15	0.15	0.16	0.45	(4)
Net realized and unrealized gain (loss) on investments	3.10	(12.21)	10.75	1.20	4.30
Total from Investment Operations	3.27	(12.06)	10.90	1.36	4.75
Less Distributions from:
Net investment income	(0.18)	(0.15)	(0.14)	(0.18)	(0.41)
Net Asset Value, End of Year	$42.29	$39.20	$51.41	$40.65	$39.47
Total Investment Return(2)	8.44%	(23.50)%	26.87%	3.40%	13.52%
Ratios and Supplemental Data:
Net assets, end of year (000's)	$17,093,892	$18,090,962	$20,557,957	$17,955,453	$19,596,428
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.52%	0.32%	0.33%	0.41%	1.19	%(4)
Portfolio turnover rate(3)	8.19%	10.00%	8.42%	14.55%	14.71%
The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the PowerShares QQQ Trust, Series 1 outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  The total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of PowerShares QQQ Trust units.

(4)  Includes the effect of a special dividend declared by Microsoft Corporation during the year ended September 30, 2005. The Trust recognized $204,265,356 of dividend income as a result of this dividend.

See accompanying notes to financial statements.

PowerShares QQQ Trust, Series 1
Notes to Financial Statements
September 30, 2009

1. Organization

PowerShares QQQ Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Nasdaq-100 Index.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee. Effective March 21, 2007, sponsorship of the Nasdaq-100 Trust, Series 1 was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc. Effective upon the transfer of sponsorship, the name of the Trust was changed from Nasdaq-100 Trust, Series 1 to PowerShares QQQ Trust, Series 1.

2. Significant Accounting Policies

In June 2009, the Financial Accounting Standards Board ("FASB") issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Fund adopted the standard effective September 30, 2009. The adoption did not have an effect on the Fund's financial statements.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through January 7, 2010, the date the financial statements were available to be issued.

Security Valuation

Portfolio securities are valued at the Nasdaq official closing price of The Nasdaq Stock Market, Inc. (the "Nasdaq Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no Nasdaq official closing price on the day of valuation, a security is valued at the closing bid price of the Nasdaq Stock Market. If a security is not quoted on the Nasdaq Stock Market, or the principal market of the security is other than the Nasdaq Stock Market, or the Trustee deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued by the Trustee in good faith based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) any combination thereof.

During the year ended September 30, 2009, the Trust adopted new authoritative guidance for fair value measurements. This guidance defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Schedule of Investments.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the Trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to authoritative guidance with respect to accounting for uncertainties in income taxes. Management has analyzed the Trust's tax positions taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2009, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2009, permanent differences primarily due to the tax treatment of in-kind transactions and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in accumulated net realized loss on investments and a corresponding decrease to paid in capital of $2,481,027,676. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2009, 2008 and 2007 was $71,964,054, $58,565,388 and $58,620,792 of ordinary income, respectively.

During the fiscal year ended September 30, 2009, the Trust had a capital loss carryforward of $615,423,028 which expired. At September 30, 2009, the Trust had a capital loss carryforward of $17,191,318,707, of which $2,457,820,737 expires in 2010, $5,729,023,648 expires in 2011, $3,015,741,745 expires in 2012, $1,687,659,839 expires in 2013, $654,169,365 expires in 2014, $1,409,611,668 expires in 2015, $1,626,542,181 expires in 2016 and $610,749,524 expires in 2017.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of $1,264,983,976 for the year ended September 30, 2009. These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(18,456,302,683)
Undistributed ordinary income	8,577,381
Net unrealized depreciation	(7,210,128,924)
Total accumulated deficit	$(25,657,854,226)

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and for payments to The Nasdaq Stock Market, Inc. (the "Licensor") for a license to use the Nasdaq-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

Effective March 21, 2007, in connection with the transfer of sponsorship, Invesco PowerShares Capital Management, LLC entered into a new license agreement with The Nasdaq Stock Market, Inc. (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $3,543,872 were payable to the Licensor at September 30, 2009. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The license fee payable to the Licensor, prior to the new License Agreement, was 0.04% of the average net assets of the Trust. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

Prior to the transfer of sponsorship, Nasdaq Global Funds, Inc., the former sponsor, voluntarily agreed to absorb or reimburse the Trust for ordinary operating expenses of the Trust to the extent that such expenses exceeded 0.20% per annum of the daily net asset value of the Trust. Effective March 21, 2007, in its capacity as the new sponsor, Invesco PowerShares Capital Management, LLC has continued to undertake, until otherwise determined, the reimbursement of ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2009, 2008 and 2007, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the sponsors.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the

Nasdaq-100 Index. For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $861,338 were payable to the Trustee at September 30, 2009.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $2,811,874 to the Sponsor at September 30, 2009.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal year ended September 30, 2009, 2008 and 2007 the Trust paid $3,500,188, $3,374,932 and $2,605,782 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the PowerShares QQQ Trust, Series 1

Transactions in shares were as follows:

	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007
PowerShares QQQ Index Tracking Stock shares sold	1,451,050,000	1,878,650,000	1,531,850,000
PowerShares QQQ Index Tracking Stock shares redeemed	(1,508,250,000)	(1,817,100,000)	(1,573,650,000)
Net increase (decrease)	(57,200,000)	61,550,000	(41,800,000)

PowerShares QQQ Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 PowerShares QQQ Index Tracking Stock shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2009, 2008 and 2007, the Trustee earned $1,310,000, $1,210,000 and $969,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2009, 2008 and 2007.

7. Investment Transactions

For the year ended September 30, 2009, the Trust had purchases and sales of investment securities of $1,150,029,028 and $1,142,983,375 respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2009, the cost of investments for federal income tax purposes was $24,303,150,051. Accordingly, gross unrealized depreciation was $7,417,062,139 and gross unrealized appreciation was $102,292,610 resulting in net unrealized depreciation of $7,210,128,924.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

PowerShares QQQ Trust
Frequency Distribution Of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/09 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	11	4.38%
Between zero and 0.25%	94	37.45%
Closing Price Equal to NAV	0	0%
Between zero and -0.25%	137	54.58%
Less than -0.25%	9	3.59%
Total	251	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2009 (unaudited)

Cumulative Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	8.44%	23.61%	(14.75%)
Return Based on Close Price	8.41%	22.37%	(15.76%)
Index	8.60%	24.79%	(12.95%)

Average Annual Total Return

	1 Year	5 Year	Since Inception
PowerShares QQQ Trust
Return Based on NAV	8.44%	4.33%	(1.50%)
Return Based on Close Price	8.41%	4.12%	(1.61%)
Index	8.60%	4.53%	(1.30%)

(1)  Cumulative Total Return and Average Total Return for the period since inception is calculated from the inception date March 10, 1999.

PowerShares QQQ Trust, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

NOTES

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